Containers and Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2014
Container Purchases | Purchaser One
Component of Containers and Fixed Assets, Net

The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$45,927
Net investment in direct financing and sales-type leases	2,317

$48,244

Container Purchases | Purchaser Two
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$200,080
Other net assets	11,599

$211,679

Containers
Component of Containers and Fixed Assets, Net

Containers, net at December 31, 2014 and 2013 consisted of the following:

	2014	2013
Containers	$4,315,549	$3,795,587
Less accumulated depreciation	(685,667)	(562,456)

Containers, net	$3,629,882	$3,233,131

Fixed Assets
Component of Containers and Fixed Assets, Net

Fixed assets, net at December 31, 2014 and 2013 consisted of the following:

	2014	2013
Computer equipment and software	$7,255	$6,762
Office furniture and equipment	1,429	1,386
Automobiles	43	43
Leasehold improvements	1,797	1,730

	10,524	9,921
Less accumulated depreciation	(9,139)	(8,286)

Fixed assets, net	$1,385	$1,635